Subordinated indebtedness - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 20, 2023	Apr. 04, 2023	Jan. 20, 2023
April Twenty Two Thousand And Twenty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount	$ 750
Borrowings interest rate	5.35%
Borrowings maturity	April 20, 2033
April Four Two Thousand And Twenty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate		3.45%
Borrowings maturity		April 4, 2028
Repayments of borrowings		100.00%
Borrowings Redemption Price Percentage Of Principal Amount Redeemed		$ 1,500
January Twenty Two Thousand And Twenty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount			$ 1,000
Borrowings interest rate			5.33%
Borrowings maturity			January 20, 2033
Fixed Interest Rate Till January Twenty Two Thousand And Twenty Eight [Member] | January Twenty Two Thousand And Twenty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate			5.33%
Borrowings, interest rate basis			per annum (paid semi-annually)
Fixed Interest Rate Till April Twenty Two Thousand And Twenty Eight [Member] | April Twenty Two Thousand And Twenty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	5.35%
Borrowings, interest rate basis	per annum (paid semi-annually)
Fixed Interest Rate Till April Twenty Two Thousand And Thirty Three [Member] | April Two Thousand And Thirty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	2.23%
Borrowings, interest rate basis	per annum (paid quarterly)
Daily Compounded CORRA [Member] | January Two Thousand And Thirty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate			2.37%
Borrowings, interest rate basis			per annum (paid quarterly)